Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefits [Abstract]
Expenses Recognized for Employee Benefits
The expenses recognized for employee benefits are:

	2020	2019	2018
Salaries, benefits and inherent	$317,776	$320,827	$347,403
Pensions – defined benefit plans	23,623	22,873	21,211
	$341,399	$343,700	$368,614

Liabilities Recognized for Pensions and Other Remunerations
The long-term liabilities recognized for pensions and other employee remunerations in the consolidated statement of financial position are comprised as follows:

	2020	2019
Long-term:
Pensions and seniority premium	$136,832	$141,014
Termination of employment	13,365	10,467
	$150,197	$151,481

Details of Net Cost for the Period
The details of the net cost for the period for seniority premiums and termination of employment, and also the basic actuarial estimates for the calculation of these labor obligations is shown as follows:

	2020		2019
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Current service cost	$4,541	$1,727	$4,709	$2,178
Interest cost	11,892	867	13,643	2,343
Net cost for the period	$16,433	$2,594	$18,352	$4,521

Reserve for Pensions and Seniority Premiums
At December 31, 2020 and 2019, the reserve for pensions and seniority premiums, and also for the termination of employment, is comprised as follows:

	2020		2019
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Defined benefit obligations	$139,763	$13,365	$144,044	$10,467
Plan assets	(2,931)	-	(3,030)	-
Total reserve	$136,832	$13,365	$141,014	$10,467

Defined Benefit Obligation
As of December 31, 2020, and 2019, the defined benefit obligations (DBO) for pensions and seniority premiums, and also for the reserve for termination of employment, are comprised as follows:

	2020		2019
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
DBO at beginning of period	$144,044	$10,467	$154,128	$25,604
Current service cost	4,541	1,727	4,709	2,178
Interest cost	11,892	867	13,643	2,343
Benefits paid	(2,072)	(70)	(338)	-
Benefits paid from plan assets	(7,315)	-	(7,617)	-
Miscellaneous	-	-	(304)	-
Past service cost	-	-	(16,822)	(21,365)
Actuarial gain or losses	(11,327)	374	(3,355)	1,707
DBO at end of period	$139,763	$13,365	$144,044	$10,467

The plan assets as of December 31, 2020 and 2019 are comprised as follows:

	2020	2019
Value of the fund at beginning of year	$3,030	$3,126
Expected return on assets	(356)	310
Plan contributions	7,315	7,617
Benefits paid	(7,315)	(7,617)
Interests on plan assets	257	208
Miscellaneous	-	(614)
Found value at end of the year	$2,931	$3,030

Effects of Changes to Actuarial Assumptions
The changes in the pension plan, seniority premium, and termination of employment plan as of December 31, 2020 and 2019 are as follows:

	2020	2019
Reserve for obligations at the beginning of the period	$151,481	$176,606
Cost for the period	19,027	22,873
Interest income	(257)	(208)
Contributions to the plan	(7,315)	(7,617)
Benefits paid on pension plan	(2,142)	(338)
Miscellaneous	356	-
Actuarial gain or losses	(10,953)	(1,648)
Past service cost	-	(38,187)
Reserve for obligations at the end of the period	$150,197	$151,481

The significant actuarial assumptions used for the valuation are:

	2020	2019
Discount rate	7.50%	8.50%
Salary increase rate	4.00%	4.00%
Inflation rate	3.50%	3.50%
Average working life expectancy	16.10	18.30

The following table summarizes the effects of changes to these actuarial assumptions on the defined benefits obligations at December 31, 2020:

	1.0% increase	1.0% decrease
Discount rate
(Decrease) increase in the defined benefits obligation	$(54)	$6,958

Salary increase rate
Increase (decrease) in the defined benefits obligation	$5,711	$(678)

	One year Increase	One year Decrease
Average life expectancies
Increase (decrease) in the defined benefits obligation	$3,426	$(3,940)